Significant accounting judgments, estimates	12 Months Ended
Aug. 31, 2025
Significant Accounting Judgments Estimates
Significant accounting judgments, estimates

3. Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements requires the directors and management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, and revenue and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the critical estimates and judgments applied by management that most significantly affect the Company’s consolidated financial statements. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Investments (level 3)

Where the fair values of financial assets and financial liabilities recorded on the consolidated statements of financial position, cannot be derived from active markets, they are determined using a variety of valuation techniques. The inputs to these models are derived from observable market data where possible; where observable market data is not available, Management’s judgment is required to establish fair values.

Expected credit losses (ECL)

The Company applies the expected credit loss model to accounts receivable in accordance with ASC 326. Determining the allowance for expected credit losses requires management judgment in assessing historical collection trends, customer creditworthiness, current economic conditions and forward-looking information. Because these factors may change over time, the allowance involves a degree of estimation uncertainty, and actual credit losses may differ from management’s estimates.

Share based compensation

The Company accounts for share-based compensation in accordance with ASC 718 — Compensation — Stock Compensation. The Company’s share-based awards include stock options and restricted stock units (“RSUs”) granted to directors, officers, and employees.

Stock options

Certain stock options granted in prior fiscal years contain a service-based vesting period of up to 36 months. The fair value of these options is determined on the grant date using the Black-Scholes option-pricing model, which incorporates assumptions regarding share-price volatility, risk-free interest rates, expected dividend yields, and expected option life. Compensation expense for these awards is recognized on a straight-line basis over the vesting period.

During the current fiscal year, the Company granted stock options to directors and employees for services previously rendered. These awards were fully vested at the grant date and therefore did not contain any service or performance vesting conditions. The fair value of these immediately vested options was determined using the Black-Scholes model as of the grant date, and the entire fair value was recognized immediately as share-based compensation expense in the consolidated statements of income and comprehensive income.

Restricted stock units (RSUs)

RSUs granted during the current fiscal year were also issued in consideration of past services and were fully vested at the date of grant. The fair value of RSUs is based on the market price of the Company’s common shares on the grant date, and the full fair value was recognized as compensation expense immediately upon issuance.

The Company records share-based compensation expense separately. For awards that are fully vested upon grant, no estimates of forfeitures, expected terms, or future service periods are required. For any future awards subject to vesting, compensation expense will be recognized on a straight-line basis over the requisite service period.

Warrant liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations and comprehensive loss.

The warrants are not precluded from equity classification and are accounted for as such on the date of issuance and will be on each consolidated balance sheet date thereafter. As the warrants are equity classified, they are initially measured at fair value (or allocated value).

Derivative financial instrument

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss. For derivative instruments that are classified as equity, the derivative instruments are initially measured at fair value (or allocated value), and subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Going concern

Preparation of the consolidated financial statement on a going concern basis, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets, including its intangible assets and to meet its liabilities as they become due.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)

3.	Significant accounting judgments, estimates and assumptions (continued)

Useful life of Assets

Property, plant and equipment

Property, plant and equipment are recorded at cost, less accumulated depreciation and impairment losses, if any. Depreciation is provided using the straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are expensed as incurred, while major renewals and improvements are capitalized. Gains and losses on disposals are recognized in the consolidated statements of operations and comprehensive loss when assets are retired or otherwise disposed of.

Management periodically reviews the estimated useful lives of property and equipment to ensure they reflect the assets’ expected economic benefit. No changes in useful life estimates were made during the year ended August 31, 2025.

Intangible assets

Intangible assets consist primarily of internally developed or acquired software and technology platforms used in the Company’s operations. These assets are amortized on a straight-line basis over their estimated useful lives, which are currently seven years.

In June 2024, the Company reassessed the expected economic benefit of certain software assets and increased their estimated useful life from five years to seven years. That change in estimate was accounted for prospectively in accordance with ASC 250 – Accounting Changes and Error Corrections. No further revisions to useful life estimates were made during the fiscal year ended August 31, 2025.

The Company evaluates intangible assets for indicators of impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable, in accordance with ASC 350 and ASC 360. No indicators of impairment were identified during the year.

Impairment of Non-Current Assets

The Company reviews its long-lived assets, including property and equipment and capitalized software development costs, for indicators of impairment in accordance with ASC 360 - Property, Plant, and Equipment and ASC 350 - Intangibles - Goodwill and Other. Significant judgment is required in assessing whether triggering events have occurred and in estimating the recoverable amount of these assets.

When indicators of impairment are identified, the Company estimates the asset’s future undiscounted cash flows to determine whether the carrying amount is recoverable. If not recoverable, the impairment loss is measured as the excess of the carrying amount over fair value, which is based on discounted cash flows or other valuation techniques. These estimates require management to make assumptions regarding expected future economic conditions, product performance, technology life cycles, and the useful lives of assets.

No impairment charges were recognized during the years ended August 31, 2025 and 2024; however, changes in underlying assumptions may result in material impairment in future periods.